Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 12, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
World Mutual Funds Prospectus | Global Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000872825_SupplementTextBlock

American Century World Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement
Global Growth
Supplement dated September 13, 2019 ■ Summary Prospectus and Prospectus dated April 1, 2019

Important Notice Regarding Change in Investment Policy

Over the next three months, the fund will shift its portfolio to a more focused strategy. By the end of the transition, the fund plans to invest in a relatively limited number of companies, generally 30-50. Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value. In connection with the transition to a more concentrated strategy, the fund may have higher than normal transaction costs to shareholders. Transaction costs will depend on market conditions at the time sales are made and the size of the fund. In addition, the fund’s investment advisor has selected a different index to be included in the Average Annual Total Returns table for comparison purposes. The advisor believes the MSCI ACWI is more reflective of the fund’s strategy.
The fund’s Board of Directors approved a change in the fund’s name from Global Growth to Focused Global Growth.
Effective November 22, 2019, all references to Global Growth are hereby replaced with Focused Global Growth.

World Mutual Funds Prospectus | NT Non-U.S. Intrinsic Value Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000872825_SupplementTextBlock

American Century World Mutual Funds, Inc. Prospectus Supplement
NT Non-U.S. Intrinsic Value Fund
Supplement dated September 13, 2019 ■ Prospectus dated April 1, 2019

The change below will be effective as of November 22, 2019.

NT Non-U.S. Intrinsic Value Fund will be renamed Non-U.S. Intrinsic Value Fund. All references to NT Non-U.S. Intrinsic Value are hereby replaced with Non-U.S. Intrinsic Value.